New Standards and Interpretations	12 Months Ended
Dec. 31, 2021
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
New Standards and Interpretations
4.	NEW STANDARDS AND INTERPRETATIONS

4.1	Recently applied accounting pronouncements

Our Company has applied the following amendments for the first time for its annual reporting period commencing January 1, 2021:

Interest rate benchmark reform Phase 2 – Amendments to IFRS 9, IAS 37, IFRS 7, IFRS 4 and IFRS16

The amendments had no impact on the consolidated financial statements of our Company. Our Company intends to use the practical expedients in future periods if they become applicable.

4.2	New accounting pronouncements not effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of our Company’s financial statements are disclosed below.  Our Company intends to adopt these standards, if applicable, when they become effective.

Sales or contribution of assets between an investor and its associate or joint venture-Amendments to IFRS 10 and IAS 28

In September 2014, the IASB issued amendments to IFRS 10, Consolidated Financial Statements and IAS 28, Investments in Associates and Joint Ventures, entitled Sales or Contribution of Assets between an Investor and its Associate or Joint Ventures. These narrow scope amendments clarify, that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not), and a partial gain or loss is recognized when a transaction involves assets that do not constitute a business. On December 17, 2015, the IASB issued an amendment that postpones the application of the amendments to IFRS 10 and IAS 28 indefinitely.

Our Company does not expect the amendments to have an impact on its consolidated financial statements.

Classification of liabilities as current or non-current: Amendments to IAS 1

On January 23, 2020, the IASB issued a narrow-scope amendment to IAS 1 to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period.

They:

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clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting date and align the wording in all affected paragraphs to refer to the "right" to defer settlement by at least twelve months and make explicit that only rights in place "at the end of the reporting period" should affect the classification of a liability;

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clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively. Earlier application is permitted.

The amendment could affect the classification of liabilities, particularly for previously considered management’s intention to determine classification and for some liabilities that can be converted into equity. Our Company is based on the contractual arrangement in place at the reporting date for the classification, thus, our Company does not expect the amendment to have an impact on its consolidated financial statements.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.2	New accounting pronouncements not effective (continued)

Reference to the conceptual framework: Amendments to IFRS 3

On May 14, 2020, the IASB issued amendments to IFRS 3, Business Combinations – Reference to the Conceptual Framework. The amendments are intended to update IFRS 3 refers to the Conceptual Framework issued in March 2018 instead of the 1989 Framework, and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provision, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date. The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and are to be applied retrospectively. Earlier application is permitted if an entity also applies all other updated references (published together with the updated Conceptual Framework) at the same time or earlier.

Our Company does not expect the amendments to have an impact on its consolidated financial statements.

Property, plant and equipment: proceeds before intended use – Amendments to IAS 16

On May 14, 2020, the IASB issued Property, Plant and Equipment: Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and are to be applied retrospectively. Earlier application is permitted. An entity applies the amendments retrospectively only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments.

Our Company does not expect the amendments to have an impact on its consolidated financial statements.

Onerous contracts – Amendments to IAS 37

On May 14, 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. The amendments apply a “directly related cost approach”. The costs that related directly to a contract to provide goods or services include both incremental costs and allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and excluded unless they are explicitly chargeable to the counterparty under the contract. The amendments apply to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. Comparatives are not restated. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. Early application is permitted.

Our Company will apply these amendments to contacts for which our Company has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.2	New accounting pronouncements not effective (continued)

Definition of accounting estimate – Amendments to IAS 8

On February 12, 2021, the IASB issued amendments to IAS 8, in which it introduces a new definition of accounting estimate: clarify that they are monetary amounts in financial statements that are subject to measurement uncertainty. The amendments also clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates. Distinguishing between accounting policies and accounting estimates is important because changes in accounting policies are generally applied retrospectively to past transactions and other past events as well as the current periods, while changes in accounting estimates are applied prospectively to future transactions and other future events. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start that period. Earlier application is permitted as long as this fact is disclosed.

Our Company does not expect the amendments to have an impact to its consolidated financial statements.

Disclosure of accounting policies – Amendments to IAS 1 and IFRS Practice Statement 2

On February 15, 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and example to help entities apply materiality judgements to accounting policy disclosure. The amendments to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their “significant” accounting policies with a requirement to disclose their “material” accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The amendments to IAS 1 are applicable for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted. Since the amendment to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of material to accounting policy information, an effective date for these amendments is not necessary.

Our Company is currently assessing the impact of the amendments by re-visiting its accounting policy disclosures to ensure consistency with the amended standard.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.2	New accounting pronouncements not effective (continued)

Deferred tax related to assets and liabilities arising from a single transaction – Amendments to IAS 12

On May 7, 2021, the IASB issued the amendments to IAS 12 Income Taxes require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities.

The amendments should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognize deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with right-of-use assets and lease liabilities, and decommissioning obligations and corresponding amounts recognized as part of the cost of the related assets. The cumulative effect of recognizing these adjustments is recognized in retained earnings, or other component of equity, as appropriate. The amendments are effective for annual reporting periods beginning on or after January 2023. Early application of the amendments is permitted.

Our Company have already accounted for such transactions consistent with the new requirements. Our Company will not be affected by the amendments.